Closed Block	12 Months Ended
Dec. 31, 2014
Closed Block Disclosure [Abstract]
Closed Block
7. Closed Block
On April 7, 2000 (the “Demutualization Date”), MLIC converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving MLIC’s plan of reorganization, as amended (the “Plan of Reorganization”). On the Demutualization Date, MLIC established a closed block for the benefit of holders of certain individual life insurance policies of MLIC. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.
The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.
The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.
Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company’s net income continues to be sensitive to the actual performance of the closed block.
Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.
Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

	December 31,
	2014	2013
	(In millions)
Closed Block Liabilities
Future policy benefits	$41,667	$42,076
Other policy-related balances	265	298
Policyholder dividends payable	461	456
Policyholder dividend obligation	3,155	1,771
Current income tax payable	1	18
Other liabilities	646	582
Total closed block liabilities	46,195	45,201
Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at estimated fair value	29,199	28,374
Equity securities available-for-sale, at estimated fair value	91	86
Mortgage loans	6,076	6,155
Policy loans	4,646	4,669
Real estate and real estate joint ventures	666	492
Other invested assets	1,065	814
Total investments	41,743	40,590
Cash and cash equivalents	227	238
Accrued investment income	477	477
Premiums, reinsurance and other receivables	67	98
Deferred income tax assets	289	293
Total assets designated to the closed block	42,803	41,696
Excess of closed block liabilities over assets designated to the closed block	3,392	3,505
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax	2,291	1,502
Unrealized gains (losses) on derivatives, net of income tax	28	(3)
Allocated to policyholder dividend obligation, net of income tax	(2,051)	(1,151)
Total amounts included in AOCI	268	348
Maximum future earnings to be recognized from closed block assets and liabilities	$3,660	$3,853

Information regarding the closed block policyholder dividend obligation was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Balance at January 1,	$1,771	$3,828	$2,919
Change in unrealized investment and derivative gains (losses)	1,384	(2,057)	909
Balance at December 31,	$3,155	$1,771	$3,828

Information regarding the closed block revenues and expenses was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Revenues
Premiums	$1,918	$1,987	$2,139
Net investment income	2,093	2,130	2,188
Net investment gains (losses)	7	25	61
Net derivative gains (losses)	20	(6)	(12)
Total revenues	4,038	4,136	4,376
Expenses
Policyholder benefits and claims	2,598	2,702	2,783
Policyholder dividends	988	979	1,072
Other expenses	155	165	179
Total expenses	3,741	3,846	4,034
Revenues, net of expenses before provision for income tax expense (benefit)	297	290	342
Provision for income tax expense (benefit)	104	101	120
Revenues, net of expenses and provision for income tax expense (benefit) from continuing operations	193	189	222
Revenues, net of expenses and provision for income tax expense (benefit) from discontinued operations	—	—	10
Revenues, net of expenses and provision for income tax expense (benefit)	$193	$189	$232

MLIC charges the closed block with federal income taxes, state and local premium taxes and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. MLIC also charges the closed block for expenses of maintaining the policies included in the closed block.